Summary of Significant Accounting Policies - Schedule of Common Stock Equivalents (Details) (Parenthetical) (USD $)	0 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012
Accounting Policies [Abstract]
Common stock warrants, exercise price	$ 1.00	$ 1.00
Common stock options, exercise price	$ 1.00